CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		66 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,539,159)	$ (4,998,143)	$ (10,674,975)
Adjustments required to reconcile net loss to net cash used in operating activities:
Write-off of website development costs	0	0	15,000
Stock-based compensation expenses related to options granted to employees	2,795,655	2,976,922	5,772,577
Stock-based compensation expenses related to options granted to consultants	316,312	242,055	558,367
Increase in accrued severance pay, Net	2,719	1,553	4,272
Shares issued for services rendered	6,144	509,622	515,766
Depreciation	3,257	1,406	4,663
Change in fair value of warrants liabilities	(133,316)	0	(133,316)
Interest expenses due to loan	172,510	0	172,510
Changes in operating assets and liabilities:
Increase in prepaid expenses and accounts receivable	(8,659)	(27,184)	(36,908)
Increase in accounts payable	2,984	91,278	138,775
Increase in accrued expenses	312,984	68,138	386,122
Increase in related parties	0	6,862	42,362
Increase in employees and related payables	79,221	75,879	155,100
Net cash used in operating activities	(1,989,348)	(1,051,612)	(3,079,685)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(7,838)	(9,679)	(17,517)
Website development costs	0	0	(15,000)
Investment in short term deposits	0	(10,002)	(10,002)
Amounts funded in respect of retirement benefits obligations	(2,334)	(1,296)	(3,630)
Net cash used in investing activities	(10,172)	(20,977)	(46,149)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Warrants and shares issued for cash	1,800,000	1,071,661	2,926,661
Proceeds from loan received and warrants issued for cash	250,000	0	250,000
Net cash provided by financing activities	2,050,000	1,071,661	3,176,661
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	50,480	(928)	50,827
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	347	1,275	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 50,827	$ 347	$ 50,827